Debt - Schedule of Maturities of Long-term Debt (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2020 (excluding the three months ended March 31, 2020)		$ 3,737,443
2021		206,760
2022		1,419,285
2023		1,440,278
2024
Thereafter
Long-term Debt, Gross		6,803,766
Less: debt discount		(595,088)
Long-term Debt	$ 6,208,678	$ 6,208,678